SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

33.	SUBSEQUENT EVENTS

In January 2013, the Company sold its 50% share of the joint venture Orion Tankers Ltd.

In January 2013, ITCL sold $8.0 million notional value of the Windsor Petroleum Transport Corporation 7.84% term notes for proceeds of $4.5 million.

In December 2012, the Company agreed with Ship Finance to terminate the long term charter party between the companies for the OBO carrier Front Guider. The termination took place in March 2013, the Company made a termination payment of $10.8 million to Ship Finance for the early termination of the charter party.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain, which will be included in ‘Share of results from associated companies’, on the dilution of its ownership of $5.2 million in the first quarter of 2013.

In January 2013, the Company terminated the charter party for the single hull VLCC Titan Aries and expects to recognize a gain of approximately $7.5 million in the first quarter of 2013.

In January 2013, BP Shipping gave twelve months notice of its intention to terminate the bareboat charter for the VLCC British Progress. Termination will take effect on February 2, 2014.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party between the companies for the Suezmax Double hull vessel Front Pride and Ship Finance simultaneously sold the vessel. The termination of the charter party took place on February 15, 2013 and the Company expects to make a net compensation payment to Ship Finance of approximately $2.1 million for the early termination of the charter party.

In March 2013, the VLCC Phoenix Voyager was redelivered to the Company by Chevron and the vessel commenced trading in the spot market.